NMCO
Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.5% (98.8% of Total Investments)
	MUNICIPAL BONDS – 151.2% (96.7% of Total Investments)
	Alabama – 6.9% (4.4% of Total Investments)
$500	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, 6.375%, 11/01/50 (AMT) (Mandatory Put 11/01/30)	No Opt. Call	Caa2	$607,665
43,450	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	Caa2	48,968,584
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A:
500	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	566,520
3,500	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	4,054,785
47,950	Total Alabama			54,197,554
	Alaska – 0.9% (0.6% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
1,510	5.000%, 6/01/32	2/21 at 100.00	B3	1,534,492
5,195	5.000%, 6/01/46	2/21 at 100.00	B3	5,279,263
6,705	Total Alaska			6,813,755
	Arizona – 4.4% (2.8% of Total Investments)
4,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/49, 144A	7/24 at 101.00	N/R	4,218,960
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019:
1,860	5.000%, 7/01/49, 144A	7/29 at 100.00	BB	2,115,490
1,500	5.000%, 7/01/54, 144A	7/29 at 100.00	BB	1,698,930
340	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A	7/28 at 100.00	BB+	358,829
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,054,840
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
2,000	5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	2,322,880
5,355	5.000%, 7/01/49, 144A	7/29 at 100.00	Ba2	6,099,077
1,525	5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	1,730,860
315	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%, 10/01/51, 144A	10/27 at 103.00	N/R	335,885

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$600	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/35, 144A	7/25 at 100.00	BB	$662,832
280	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A	9/30 at 100.00	Ba2	303,951
2,700	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.375%, 2/01/41	2/24 at 100.00	B+	2,791,233
3,540	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2017, 5.000%, 6/15/52, 144A	6/22 at 100.00	N/R	3,606,906
500	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A	6/25 at 100.00	N/R	526,600
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,101,280
50	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A	7/26 at 100.00	N/R	52,436
380	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.250%, 6/15/50, 144A	6/28 at 100.00	N/R	396,959
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,205	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,398,753
2,350	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	2,521,456
31,500	Total Arizona			34,298,157
	Arkansas – 3.8% (2.4% of Total Investments)
27,050	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	29,719,023
	California – 6.4% (4.1% of Total Investments)
2,500	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	2,947,825
1,555	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	300,535
1,530	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	1,637,192
4,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A, 6.000%, 10/01/50	10/27 at 103.00	N/R	4,178,520
2,500	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,824,775
1,385	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	1,464,942
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
4,020	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	3,896,666
4,380	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	4,122,631

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A:
$1,410	5.000%, 6/01/50, 144A	6/27 at 100.00	N/R	$1,545,868
700	5.000%, 6/01/59, 144A	6/27 at 100.00	N/R	763,693
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	1,013,400
2,065	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	2,312,036
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,480	5.000%, 12/01/41, 144A	6/26 at 100.00	BB-	1,696,672
10,090	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	11,533,778
1,095	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	1,315,741
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,181	5.750%, 7/01/24 (4)	3/21 at 100.00	N/R	1,121,466
15	5.750%, 7/01/30 (4)	3/21 at 100.00	N/R	14,196
566	5.750%, 7/01/35 (4)	3/21 at 100.00	N/R	537,665
926	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (4)	3/21 at 100.00	N/R	880,137
422	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)	3/21 at 100.00	N/R	401,030
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46	2/21 at 21.09	N/R	5,261,000
67,820	Total California			49,769,768
	Colorado – 9.1% (5.8% of Total Investments)
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,070,010
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B, 7.500%, 12/01/49	6/24 at 79.97	N/R	647,430
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	524,625
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
530	3.750%, 7/01/26, 144A	No Opt. Call	BB	546,822
500	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	541,555
10,170	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019, 5.000%, 10/01/59, 144A	10/27 at 100.00	Ba1	10,906,715
12,485	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 3.250%, 8/01/49	8/29 at 100.00	BBB+	12,928,842

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	$1,006,830
14,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/49 (5)	3/25 at 93.28	N/R	10,672,620
5,500	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	5,928,835
1,075	Indy Oak Tod Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A	6/25 at 103.00	N/R	1,172,868
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	517,920
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	523,585
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,075,390
515	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	548,732
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
5,000	5.000%, 12/01/39	12/24 at 103.00	N/R	5,439,400
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,394,000
1,000	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49	12/24 at 103.00	N/R	1,053,010
705	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	748,329
1,200	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49	12/24 at 102.00	N/R	1,318,632
880	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	12/24 at 102.00	N/R	1,022,965
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	531,115
760	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/51	12/25 at 103.00	N/R	817,540
	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019:
1,400	5.000%, 12/01/39	9/24 at 103.00	N/R	1,516,074
2,125	5.000%, 12/01/49	9/24 at 103.00	N/R	2,263,784
1,000	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,057,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	$1,064,960
70,845	Total Colorado			70,839,948
	Connecticut – 0.1% (0.1% of Total Investments)
12,252	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	796,410
	District of Columbia – 2.6% (1.7% of Total Investments)
87,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/21 at 21.09	N/R	18,297,840
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	1,999,840
89,000	Total District of Columbia			20,297,680
	Florida – 18.5% (11.8% of Total Investments)
	Academical Village Community Development District, Davie, Florida, Special Assessment Revenue Bonds, Series 2020:
2,000	3.625%, 5/01/40	5/30 at 100.00	N/R	2,092,380
1,000	4.000%, 5/01/51	5/30 at 100.00	N/R	1,055,100
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
4,370	5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,667,378
2,500	6.000%, 7/01/45, 144A	7/25 at 100.00	N/R	2,666,000
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
140	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	154,556
100	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	108,244
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O'Lakes Project, Series 2020A, 5.000%, 12/15/49, 144A	12/30 at 100.00	Ba1	113,226
1,950	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39, 144A	1/29 at 100.00	N/R	2,185,931
1,000	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4)	6/28 at 100.00	N/R	380,000
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Senior Living Community Project, Series 2015A, 7.000%, 4/01/49	4/22 at 103.00	N/R	600,520
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,490	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	1,271,924
3,735	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	2,982,920
170	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50	11/29 at 100.00	N/R	178,874

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
$1,000	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	$1,159,330
1,000	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	1,162,740
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
165	5.000%, 6/15/24, 144A	No Opt. Call	N/R	162,235
2,500	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	2,401,425
5,795	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,357,246
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A:
2,435	5.000%, 1/01/40, 144A	1/27 at 100.00	N/R	2,560,719
500	5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	520,470
3,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	3,381,210
1,575	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	1,701,756
18,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	17,578,620
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
7,535	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/21 at 103.00	N/R	7,426,571
3,200	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/21 at 104.00	N/R	3,126,848
40,225	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/21 at 104.00	N/R	38,944,638
7,000	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 6.875%, 12/01/38, 144A (4)	12/23 at 105.00	N/R	6,440,000
	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013:
2,500	5.000%, 11/15/26 (AMT)	5/23 at 100.00	N/R	2,650,825
1,740	5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	1,824,251
1,475	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	3/21 at 100.00	BB-	1,476,962
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
1,000	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	1,046,460
1,100	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	1,148,389
1,300	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	1,341,340
690	LT Ranch Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40	5/30 at 100.00	N/R	736,133

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
$1,260	5.000%, 7/01/26	No Opt. Call	BB+	$1,231,360
1,000	5.000%, 7/01/27	No Opt. Call	BB+	969,560
1,410	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017, 5.125%, 11/01/39	11/27 at 100.00	N/R	1,574,378
4,935	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,563,670
500	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/54	10/29 at 40.38	BBB-	157,610
100	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40	5/30 at 100.00	N/R	104,910
125	Portico Community Development District, Lee County, Florida, Special Assessment, Refunding Improvement Series 2020-1, 3.500%, 5/01/37	5/30 at 100.00	N/R	128,893
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
3,970	5.500%, 11/15/49	11/26 at 103.00	N/R	3,863,405
2,440	5.750%, 11/15/54	11/26 at 103.00	N/R	2,441,415
2,550	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,745,712
1,005	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29	No Opt. Call	N/R	1,068,787
1,960	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,279,343
500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	519,955
900	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 4.125%, 5/01/38, 144A	5/29 at 100.00	N/R	968,679
145,945	Total Florida			144,222,898
	Georgia – 2.8% (1.8% of Total Investments)
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,250	6.500%, 1/01/29	1/28 at 100.00	N/R	800,438
7,030	6.750%, 1/01/35	1/28 at 100.00	N/R	4,502,574
16,765	7.000%, 1/01/40	1/28 at 100.00	N/R	10,738,485
4,504	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	3/21 at 100.00	B+	4,529,852
441	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	502,731
850	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019, 5.125%, 10/01/39	10/26 at 103.00	N/R	895,195
30,840	Total Georgia			21,969,275

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.7% (0.5% of Total Investments)
$980	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.750%, 11/01/21	5/21 at 100.00	BB	$989,241
4,150	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	4,567,532
5,130	Total Guam			5,556,773
	Hawaii – 0.7% (0.4% of Total Investments)
1,150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,159,614
4,090	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc, Series 1997, 5.625%, 11/15/27 (AMT)	3/21 at 100.00	B+	4,098,916
5,240	Total Hawaii			5,258,530
	Illinois – 18.7% (12.0% of Total Investments)
1,305	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	3/21 at 100.00	B1	1,308,837
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
7,075	5.250%, 1/01/35	3/21 at 100.00	Ba1	7,090,565
2,500	5.000%, 1/01/40	3/21 at 100.00	Ba1	2,504,125
2,800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	3,159,380
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,485	5.000%, 1/01/44	1/29 at 100.00	BBB-	5,264,358
9,475	5.500%, 1/01/49	1/29 at 100.00	BBB-	11,451,390
3,965	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	4,470,498
345	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A	12/29 at 100.00	N/R	339,839
11,850	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.250%, 5/15/54	5/24 at 103.00	N/R	10,909,110
5,000	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B-	4,353,500
1,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/34	6/26 at 100.00	BBB-	1,086,500
4,840	Illinois State, General Obligation Bonds, May Series 2018A, 5.000%, 5/01/32	5/28 at 100.00	BBB-	5,786,365
890	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB-	1,118,694
	Illinois State, General Obligation Bonds, November Series 2017D:
4,600	5.000%, 11/01/28	11/27 at 100.00	BBB-	5,493,320
10,000	5.000%, 11/01/28 (UB) (6)	11/27 at 100.00	BBB-	11,942,000
	Illinois State, General Obligation Bonds, November Series 2019C:
15,000	4.000%, 11/01/43	11/29 at 100.00	BBB-	16,568,250
4,000	4.000%, 11/01/44	11/29 at 100.00	BBB-	4,405,320
3,700	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BB+	3,887,775

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
$3,135	0.000%, 12/15/50	No Opt. Call	BB+	$1,192,209
2,500	0.000%, 12/15/51	No Opt. Call	BB+	917,350
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
6,025	4.000%, 6/15/50	12/29 at 100.00	BB+	6,607,618
7,935	5.000%, 6/15/50	12/29 at 100.00	BB+	9,483,198
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	7,519,380
22,500	0.000%, 12/15/56 – AGM Insured	No Opt. Call	A2	7,690,275
4,565	5.000%, 6/15/57	12/27 at 100.00	BB+	5,264,312
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured	No Opt. Call	BB+	3,417,900
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	507,590
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
150	4.000%, 1/01/38	1/30 at 100.00	AA-	172,502
120	4.000%, 1/01/39	1/30 at 100.00	AA-	137,623
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	2/21 at 100.00	N/R	410,000
962	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)	2/21 at 100.00	N/R	865,417
1,000	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/21 at 100.00	N/R	1,001,111
175,222	Total Illinois			146,326,311
	Indiana – 0.9% (0.5% of Total Investments)
140	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam Project, Series 2020A, 5.375%, 1/01/40	1/27 at 102.00	N/R	146,086
3,105	Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College, Refunding Series 2013, 5.000%, 10/01/32	10/23 at 100.00	N/R	3,206,813
500	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	Caa2	615,430
2,325	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	2,638,247
6,070	Total Indiana			6,606,576
	Iowa – 2.8% (1.8% of Total Investments)
8,540	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba3	8,896,289
1,320	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	1,464,804

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$4,125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	$4,532,385
750	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	837,953
1,500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	3/21 at 100.00	B-	1,522,995
4,125	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/21 at 100.00	B-	4,188,236
20,360	Total Iowa			21,442,662
	Kansas – 0.4% (0.3% of Total Investments)
1,930	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	3/21 at 100.00	BBB	1,930,926
1,365	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,372,658
3,295	Total Kansas			3,303,584
	Louisiana – 1.8% (1.1% of Total Investments)
7,140	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	7,439,523
260	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	268,668
200	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	254,044
1,235	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	1,593,928
800	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	1,032,504
695	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	882,803
1,085	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	1,237,573
975	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	993,710
12,390	Total Louisiana			13,702,753
	Maryland – 0.9% (0.6% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,480	5.000%, 9/01/24	No Opt. Call	BB-	1,534,346
1,000	5.000%, 9/01/39	9/27 at 100.00	BB-	1,047,510
680	5.000%, 9/01/46	9/27 at 100.00	BB-	709,138
2,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds FCP, Purple Line Light Rail Project, Green Bonds, Series 2016B, 5.000%, 9/30/26 (AMT)	11/21 at 100.00	B-	2,042,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$2,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	B-	$2,042,960
7,160	Total Maryland			7,376,754
	Massachusetts – 2.0% (1.2% of Total Investments)
1,620	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/54	6/26 at 100.00	N/R	1,766,092
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2017:
1,000	5.000%, 7/01/37	7/27 at 100.00	B	961,670
3,900	5.000%, 7/01/42	7/27 at 100.00	B	3,683,433
9,500	5.000%, 7/01/47	7/27 at 100.00	B	8,869,010
16,020	Total Massachusetts			15,280,205
	Michigan – 0.5% (0.3% of Total Investments)
40	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44	11/27 at 102.00	BB	43,017
74,130	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	3,564,171
74,170	Total Michigan			3,607,188
	Minnesota – 0.7% (0.5% of Total Investments)
500	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A, 5.000%, 7/01/53	7/26 at 102.00	N/R	535,470
1,300	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,395,511
2,440	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54	7/27 at 102.00	N/R	2,599,332
130	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A, 5.250%, 12/01/52, 144A	12/27 at 100.00	N/R	138,741
30	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/40	7/30 at 100.00	N/R	32,801
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020, 3.950%, 3/01/50	3/25 at 101.00	N/R	908,240
5,400	Total Minnesota			5,610,095
	Missouri – 0.0% (0.0% of Total Investments)
315	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 4.000%, 8/01/38	8/26 at 100.00	Ba1	328,205
	Nevada – 3.3% (2.1% of Total Investments)
9,385	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	9,717,792
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,036,360

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
$2,400	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	$2,438,976
340	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	339,616
2,750	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	2,579,665
56,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	7/38 at 31.26	N/R	8,868,720
72,875	Total Nevada			25,981,129
	New Hampshire – 0.1% (0.0% of Total Investments)
470	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42 (AMT), 144A	7/23 at 100.00	B	496,433
	New Jersey – 4.0% (2.6% of Total Investments)
4,000	New Jersey Economic Development Authority Revenue Bonds, Black Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%, 10/01/39, 144A	10/27 at 102.00	N/R	4,041,760
5,475	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	5,512,394
7,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	7,710,525
2,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	2,666,150
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39 (UB) (6)	No Opt. Call	BBB	9,206,100
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,260	5.000%, 1/01/37 (AMT)	1/28 at 100.00	Baa1	1,491,462
500	5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	585,495
36,235	Total New Jersey			31,213,886
	New Mexico – 1.4% (0.9% of Total Investments)
9,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 3.000%, 8/01/48	8/29 at 100.00	Aa3	10,231,880
825	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	840,031
10,325	Total New Mexico			11,071,911
	New York – 11.6% (7.4% of Total Investments)
950	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.250%, 11/01/34	11/24 at 100.00	BB	1,027,634
1,140	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	1,275,079

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$2,910	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	$2,958,364
1,590	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	1,648,655
450	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38	8/28 at 100.00	Baa3	515,633
36,150	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60, 144A	3/21 at 5.25	N/R	1,887,030
650	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.730%, 2/01/50	2/30 at 100.00	N/R	725,426
1,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55	5/30 at 100.00	BBB+	1,974,118
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014A-1, 5.250%, 11/15/39 (UB) (6)	11/23 at 100.00	BBB+	5,490,900
5,900	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/39 (UB) (6)	8/30 at 100.00	AA-	7,105,960
12,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	13,579,250
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
3,235	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,589,718
6,960	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	7,715,508
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,410	5.000%, 8/01/21 (AMT)	No Opt. Call	B-	2,453,452
8,170	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B-	8,313,710
3,000	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	3,045,510
875	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	1,020,609
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
2,450	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	3,033,418
2,775	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	3,245,113
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,950	5.000%, 1/01/32 (AMT)	1/26 at 100.00	B1	3,078,974
3,000	5.000%, 1/01/33 (AMT)	1/26 at 100.00	B1	3,124,380
12,700	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	13,810,361
117,335	Total New York			90,618,802

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 9.9% (6.3% of Total Investments)
$89,235	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	$14,252,614
325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	341,763
16,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	19,036,746
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
535	5.000%, 12/01/24	12/22 at 100.00	N/R	545,711
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,011,320
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,011,630
7,610	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series 1998, 5.375%, 9/15/27 (AMT)	3/21 at 100.00	B	7,630,166
	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020:
2,170	3.750%, 12/01/38	6/29 at 100.00	N/R	2,221,386
140	4.000%, 12/01/46	6/29 at 100.00	N/R	142,422
5,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	5,275,750
940	Hilliard Hickory Chase Community Authority, Ohio, Infustructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A	12/29 at 100.00	N/R	1,006,759
5,020	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)	No Opt. Call	N/R	6,275
14,950	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B-	16,768,518
2,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	2,606
4,140	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	5,175
2,895	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	2,916,712
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC	2,059,580
2,470	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)	No Opt. Call	N/R	3,088
2,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (4)	No Opt. Call	N/R	2,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,510	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)	No Opt. Call	N/R	$3,138
2,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	2,030,112
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,004,870
165,365	Total Ohio			77,278,841
	Oklahoma – 0.9% (0.6% of Total Investments)
2,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	2,623,005
860	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	910,963
3,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)	6/25 at 100.00	B-	3,787,785
6,810	Total Oklahoma			7,321,753
	Oregon – 0.0% (0.0% of Total Investments)
100	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/27 at 102.00	N/R	105,591
	Pennsylvania – 6.6% (4.2% of Total Investments)
600	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	Caa2	621,918
1,125	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	1,167,446
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
5,970	4.875%, 11/01/24	No Opt. Call	Caa2	6,372,378
6,995	5.125%, 5/01/30	No Opt. Call	Caa2	7,769,207
360	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	438,199
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
3,300	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	3,324,750
560	3.500%, 4/01/41 (4)	No Opt. Call	N/R	700
1,440	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)	No Opt. Call	N/R	1,800
1,025	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)	No Opt. Call	N/R	1,281

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$5,355	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	$6,694
1,280	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21)	No Opt. Call	N/R	1,289,600
2,565	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/49	10/29 at 100.00	BB+	2,699,278
1,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/30	12/25 at 100.00	N/R	1,056,970
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A:
1,825	5.125%, 10/15/37	4/27 at 100.00	BB	2,026,571
3,250	5.250%, 10/15/47	4/27 at 100.00	BB	3,576,268
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019:
2,160	5.000%, 1/01/39	1/25 at 104.00	N/R	2,358,785
1,240	5.000%, 1/01/45	1/25 at 104.00	N/R	1,344,036
3,555	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	3,768,264
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	1,862,777
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	1,862,777
9,220	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	8,343,178
1,025	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/27	11/25 at 100.00	BBB	1,186,222
545	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	575,351
57,835	Total Pennsylvania			51,654,450
	Puerto Rico – 9.9% (6.4% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	2,975,975
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
405	5.000%, 7/01/21	No Opt. Call	CCC	412,087
2,415	5.000%, 7/01/33	7/22 at 100.00	CCC	2,538,769
3,000	5.250%, 7/01/42	7/22 at 100.00	CCC	3,161,250
2,085	6.000%, 7/01/47	7/22 at 100.00	CCC	2,223,131

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
$2,070	3.957%, 7/01/29 (4)	7/22 at 100.00	D	$1,769,850
3,170	3.957%, 7/01/42 (4)	7/22 at 100.00	D	2,710,350
1,000	3.961%, 7/01/42 (4)	7/22 at 100.00	D	853,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
130	3.957%, 7/01/21 (4)	3/21 at 100.00	D	111,150
3,750	3.957%, 7/01/26 (4)	3/21 at 100.00	D	3,206,250
310	3.957%, 7/01/32 (4)	3/21 at 100.00	D	265,050
1,860	3.957%, 7/01/37 (4)	3/21 at 100.00	D	1,590,300
1,750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/32 – NPFG Insured	No Opt. Call	D	1,936,217
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
1,124	3.978%, 7/01/28 (4)	3/21 at 100.00	D	962,425
468	3.978%, 7/01/29 (4)	3/21 at 100.00	D	400,725
346	3.978%, 7/01/31 (4)	3/21 at 100.00	D	296,263
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
2,995	3.957%, 7/01/28 (4)	3/21 at 100.00	D	2,560,725
500	3.978%, 7/01/28 (4)	3/21 at 100.00	D	428,125
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
100	3.978%, 7/01/27 (4)	3/21 at 100.00	D	85,625
4,000	3.978%, 7/01/35 (4)	3/21 at 100.00	D	3,425,000
8,555	3.978%, 7/01/40 (4)	3/21 at 100.00	D	7,325,219
400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.978%, 7/01/24 (4)	3/21 at 100.00	D	342,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
5,000	4.123%, 7/01/33 (4)	7/23 at 100.00	D	4,512,500
10,000	4.102%, 7/01/36 (4)	7/23 at 100.00	D	8,775,000
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016A-4-RSA-1, 4.371%, 7/01/20 (4)	No Opt. Call	N/R	927,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
190	3.988%, 7/01/22 (4)	3/21 at 100.00	D	162,925
373	3.988%, 7/01/23 (4)	3/21 at 100.00	D	319,848
25	5.250%, 7/01/33 (4)	3/21 at 100.00	D	21,406
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/36 – AGC Insured	No Opt. Call	A3	3,651,930
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
22,095	0.000%, 7/01/46	7/28 at 41.38	N/R	6,991,977
34,582	0.000%, 7/01/51	7/28 at 30.01	N/R	7,951,517
— (7)	5.000%, 7/01/58	7/28 at 100.00	N/R	89

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$5,830	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4)	3/21 at 100.00	D	$4,270,475
500	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/24	3/21 at 100.00	C	492,500
125,528	Total Puerto Rico			77,658,403
	South Carolina – 0.1% (0.1% of Total Investments)
430	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	476,221
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	401,124
830	Total South Carolina			877,345
	Tennessee – 1.0% (0.6% of Total Investments)
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%, 12/01/31, 144A	No Opt. Call	N/R	592,490
4,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	4,064,840
2,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25, 144A (4)	11/24 at 100.00	N/R	1,400,000
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	1,003,490
1,500	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A (4)	No Opt. Call	N/R	825,000
9,500	Total Tennessee			7,885,820
	Texas – 2.2% (1.4% of Total Investments)
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/31	1/27 at 100.00	BBB-	548,085
500	5.000%, 1/01/32	1/27 at 100.00	BBB-	545,710
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
540	5.000%, 1/01/25	No Opt. Call	BB-	533,725
475	5.000%, 1/01/29	1/27 at 100.00	BB-	477,256
850	5.000%, 1/01/34	1/27 at 100.00	BB-	861,535
4,665	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	7/21 at 100.00	B	4,829,348
650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	B	703,677
250	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.750%, 9/01/37, 144A	9/26 at 100.00	N/R	261,963

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$200	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020, 4.625%, 9/15/49, 144A	9/30 at 100.00	N/R	$225,728
520	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%, 8/15/49, 144A	8/24 at 100.00	N/R	544,814
625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	B	605,994
400	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	Baa3	420,868
2,100	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	2,041,431
110	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50, 144A	9/30 at 100.00	N/R	120,874
145	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019, 4.750%, 9/15/49, 144A	9/27 at 100.00	N/R	161,508
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/41 (4)	2/27 at 100.00	N/R	806,250
4,575	6.375%, 2/15/48 (4)	2/27 at 100.00	N/R	3,689,783
18,105	Total Texas			17,378,549
	Utah – 0.1% (0.1% of Total Investments)
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A, 5.000%, 6/15/50, 144A	6/27 at 102.00	N/R	1,078,280
	Virgin Islands – 3.9% (2.5% of Total Investments)
710	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	665,696
16,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/30	10/24 at 100.00	N/R	15,148,160
570	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	554,501
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	3/21 at 100.00	Caa3	991,540
12,735	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	3/21 at 100.00	Caa3	12,797,147
31,015	Total Virgin Islands			30,157,044
	Virginia – 1.4% (0.9% of Total Investments)
	Roanoke Economic Development Authority, Virginia Residential Care Facility Revenue Bonds, Richfield Living, Series 2020:
5,870	5.000%, 9/01/50	9/27 at 103.00	N/R	5,851,744
4,840	5.125%, 9/01/55	9/27 at 103.00	N/R	4,841,597

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 7.500%, 7/01/52, 144A	No Opt. Call	N/R	$437,640
11,210	Total Virginia			11,130,981
	Washington – 0.3% (0.2% of Total Investments)
1,125	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,208,633
1,000	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds, Rockwood Retirement Communities Project, Series 2020A, 5.000%, 1/01/51, 144A	1/26 at 103.00	N/R	1,045,820
2,125	Total Washington			2,254,453
	West Virginia – 0.5% (0.3% of Total Investments)
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
3,000	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	3,242,850
625	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	676,875
3,625	Total West Virginia			3,919,725
	Wisconsin – 8.4% (5.4% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, 21st Century Public Academy Project, Series 2020A:
750	5.000%, 6/01/40, 144A	6/28 at 102.00	N/R	795,878
1,340	5.000%, 6/01/49, 144A	6/28 at 102.00	N/R	1,395,690
365	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	381,027
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
3,000	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,114,150
4,240	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,337,859
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,091,620
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
12,695	6.250%, 8/01/27, 144A	No Opt. Call	N/R	12,688,272
2,750	6.750%, 8/01/31, 144A	No Opt. Call	N/R	2,758,195
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
555	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	557,359
13,915	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	13,972,886
215	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	137,976

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A:
$255	5.000%, 12/01/27	No Opt. Call	BBB-	$283,973
1,765	5.200%, 12/01/37	12/27 at 100.00	BBB-	2,030,280
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	2,195,500
635	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 5.000%, 4/01/50, 144A	4/30 at 100.00	BB	725,678
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,885	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	5,086,052
250	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	211,240
8,735	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	7,212,228
5,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, 0.000%, 12/15/45 – AGM Insured	12/30 at 56.77	A1	2,224,950
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54	11/26 at 103.00	N/R	3,165,000
69,350	Total Wisconsin			65,365,813
$1,600,317	Total Municipal Bonds (cost $1,125,534,723)			1,180,773,313

Shares	Description (1)	Value
	COMMON STOCKS – 3.0% (1.9% of Total Investments)
	Electric Utilities – 3.0% (1.9% of Total Investments)
859,113	Energy Harbor Corp (8), (9), (10)	$23,453,785
	Total Common Stocks (cost $24,407,228)	23,453,785

Shares	Description (1), (11)	Value
	EXCHANGE-TRADED FUNDS – 0.3% (0.2% of Total Investments)
32	VanEck Vectors High Yield Muni ETF	$2,009,600
	Total Exchange-Traded Funds (cost $2,058,659)	2,009,600
	Total Long-Term Investments (cost $1,152,000,610)	1,206,236,698

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.8% (1.2% of Total Investments)
	MUNICIPAL BONDS – 1.8% (1.2% of Total Investments)
	New York – 1.8% (1.2% of Total Investments)
$14,450	Dormitory Authority of the State of New York, Revenue Bonds, Variable Rate Demand Obligations, Rockefeller University, Series 2002A-2, 0.040%, 7/01/32 (12)	3/21 at 100.00	AA	$14,450,000
$14,450	Total Short-Term Investments (cost $14,450,000)			14,450,000
	Total Investments (cost $1,166,450,610) – 156.3%			1,220,686,698
	Floating Rate Obligations – (2.8)%			(21,996,000)
	MuniFund Term Preferred Shares, net of deferred offering costs – (57.3)% (13)			(447,739,066)
	Other Assets Less Liabilities – 3.8%			29,986,245
	Net Assets Applicable to Common Shares – 100%			$780,937,877
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,180,773,313	$ —	$1,180,773,313
Common Stocks	—	23,453,785	—	23,453,785
Exchange-Traded Funds	2,009,600	—	—	2,009,600
Short-Term Investments:
Municipal Bonds	—	14,450,000	—	14,450,000
Total	$2,009,600	$1,218,677,098	$ —	$1,220,686,698

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Principal Amount (000) rounds to less than $1,000.
(8)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13)	MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 36.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.